Risk management - Cash flow hedge for future exports - Movement in other comprehensive income (Details) - COP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Risk management
Opening balance	$ (136,470)	$ (135,748)
Exchange difference	(410,800)	(201,967)
Realized exports (Note 22)	81,095	193,374
Ineffectiveness	14,190	9,779
Deferred tax (Note 10)	95,480	(1,908)
Closing balance	$ (356,505)	$ (136,470)